Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of December 2014

Collection Period Start	1-Dec-14	Distribution Date	15-Jan-15
Collection Period End	31-Dec-14	30/360 Days	30
Beg. of Interest Period	15-Dec-14	Actual/360 Days	31
End of Interest Period	15-Jan-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	695,561,999.24	664,260,607.44	0.6891673
Total Securities		963,859,720.12	695,561,999.24	664,260,607.44	0.6891673
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	85,803,613.91	73,797,600.62	0.5271257
Class A-2b Notes	0.430800%	225,000,000.00	137,898,665.21	118,603,286.70	0.5271257
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	12,006,013.29	40,756.72	85.7572378	0.2911194
Class A-2b Notes	19,295,378.51	51,155.81	85.7572378	0.2273592
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	31,301,391.80	300,704.20

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,334,851.32
Monthly Interest				3,149,870.77
Total Monthly Payments				13,484,722.09

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				405,796.62
Aggregate Sales Proceeds Advance				12,766,550.20
Total Advances				13,172,346.82

Vehicle Disposition Proceeds:
Reallocation Payments				6,677,097.34
Repurchase Payments				235,082.99
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,863,309.12
Excess Wear and Tear and Excess Mileage				81,478.28
Remaining Payoffs				0.00
Net Insurance Proceeds				501,911.19
Residual Value Surplus				100,101.05
Total Collections				43,116,048.88

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	6,013,706.34			401
Involuntary Repossession	90,761.00			5
Voluntary Repossession	149,986.00			10
Full Termination	406,519.00			29
Bankruptcy	16,125.00			1
Insurance Payoff		497,673.66		26
Customer Payoff			127,209.22	5
Grounding Dealer Payoff			5,725,638.30	281
Dealer Purchase			1,920,204.93	85
Total	6,677,097.34	497,673.66	7,773,052.45	843

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of December 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	36,762	782,741,573.72	7.00000%	695,561,999.24
Total Depreciation Received		(10,959,224.29)		(8,914,298.45)
Principal Amount of Gross Losses	(47)	(948,719.90)		(849,738.39)
Repurchase / Reallocation	(13)	(267,176.91)		(235,082.99)
Early Terminations	(749)	(13,781,454.78)		(12,371,176.48)
Scheduled Terminations	(495)	(9,949,660.71)		(8,931,095.49)
Pool Balance - End of Period	35,458	746,835,337.13		664,260,607.44

Remaining Pool Balance
Lease Payment				139,361,461.76
Residual Value				524,899,145.68
Total				664,260,607.44

III. DISTRIBUTIONS

Total Collections					43,116,048.88
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					43,116,048.88

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					701,239.60
3. Reimbursement of Sales Proceeds Advance					5,132,462.44
4. Servicing Fee:
Servicing Fee Due					579,635.00
Servicing Fee Paid					579,635.00
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					6,413,337.04

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					40,756.72

Class A-2 Notes Monthly Interest Paid					40,756.72
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					51,155.81

Class A-2 Notes Monthly Interest Paid					51,155.81
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of December 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	300,704.20
Total Note and Certificate Monthly Interest Paid	300,704.20
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,402,007.64

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	31,301,391.80

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	31,301,391.80
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,100,615.84

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of December 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,100,615.84
Gross Reserve Account Balance		19,558,511.64
Remaining Available Collections Released to Seller		5,100,615.84
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		11.17
Monthly Prepayment Speed		113%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	784,768.91
Securitization Value of Defaulted Receivables and Casualty Receivables	849,738.39	47
Aggregate Defaulted and Casualty Gain (Loss)	(64,969.48)
Pool Balance at Beginning of Collection Period	695,561,999.24
Net Loss Ratio	-0.0093%

Cumulative Net Losses for all Periods	0.1183%	1,140,160.74

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,623,933.88	308
61-90 Days Delinquent	1,167,740.20	66
91-120+ Days Delinquent	513,531.68	27
Total Delinquent Receivables:	7,305,205.76	401
60+ Days Delinquencies as Percentage of Receivables	0.24%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	6,420,225.34	430
Securitization Value	7,200,709.04
Aggregate Residual Gain (Loss)	(780,483.70)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	36,349,331.83	2,407
Cumulative Securitization Value	41,375,382.00
Cumulative Residual Gain (Loss)	(5,026,050.17)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		9,290,218.59
Reimbursement of Outstanding Advance		5,132,462.44
Additional Advances for current period		12,766,550.20
Ending Balance of Residual Advance		16,924,306.35

Beginning Balance of Payment Advance		1,616,399.58
Reimbursement of Outstanding Payment Advance		701,239.60
Additional Payment Advances for current period		405,796.62
Ending Balance of Payment Advance		1,320,956.60

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of December 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No